                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_] Amendment Number:
                                              -----

     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy           Birmingham, AL   February 13, 2009
--------------------------
(Signature)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          16
Form 13F Information Table Value Total:     $47,086
                                        (thousands)

List of Other Included Managers:  None

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

         Column 1       Column 2  Column 3  Column 4         Column 5           Column 6  Column 7     Column 8
                                                                                                   Voting authority
                        Title of             Value   Shrs or                   Investment  Other   ----------------
     Name of Issuer       Class     CUSIP  (x $1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole Shared None
----------------------- -------- --------- --------- ------- -------- -------- ---------- -------- ---- ------ ----
 1 Allstate Corp         Common  020002101    8239    251500    SH                Sole               X
 2 American Express Co   Common  025816109    2319    125000    SH                Sole               X
 3 Arcelormittal Sa
   Luxembourg NY         Common  03938L104    2803    114000    SH                Sole               X
 4 Bank of America Corp  Common  060505104    2249    159700    SH                Sole               X
 5 Cummins Inc           Common  231021106    1925     72000    SH                Sole               X
 6 Encana Corp           Common  292505104    4267     91800    SH                Sole               X
 7 General Electric Co   Common  369604103     194     12000    SH                Sole               X
 8 General Mills Inc     Common  370334104    1823     30000    SH                Sole               X
 9 Kraft Foods Inc       Common  50075N104    2497     93000    SH                Sole               X
10 Lowe's Cos Inc        Common   54861107    2335    108500    SH                Sole               X
11 Methanex Corp         Common  59151K108    2535    225500    SH                Sole               X
12 Parker Hannifin Corp  Common  701094104    2148     50500    SH                Sole               X
13 Seaboard Corp         Common  811543107    2666      2233    SH                Sole               X
14 Steel Dynamics Inc    Common  858119100     168     15000    SH                Sole               X
15 Torchmark Corp        Common  891027104    4425     99000    SH                Sole               X
16 US Bancorp            Common  902973304    6493    259600    SH                Sole               X